Leases (Details) - Schedule of carrying amounts of right-of-use assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance	¥ 3,060	¥ 14,918
Additions	8,578	2,734
Depreciation charge	(3,433)	(4,139)
Lease termination	(1,056)	(10,453)
Ending balance	7,149	3,060
Buildings [member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance	3,060	4,318
Additions	8,578	2,259
Depreciation charge	(3,433)	(3,443)
Lease termination	(1,056)	(74)
Ending balance	7,149	3,060
Music Education Equipment [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance		10,600
Additions		475
Depreciation charge		(696)
Lease termination		(10,379)
Ending balance